Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets measured at fair value
Long-term investment securities, net_ Available-for-sale	¥ 5,116,336	$ 731,626	¥ 6,599,365
Short-term investments, net_ Available-for-sale	7,442,946		7,319,120
Recurring | Level 2
Assets measured at fair value
Short-term investments_ Fair value option	1,623,932		642,822
Long-term investment securities, net_ Available-for-sale	¥ 566,920
Short-term investments, net_ Available-for-sale			¥ 208,823